Transfers of financial assets and variable interest entities (Details 2) (CHF) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
CMBS
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	37,308	30,050
Total assets of SPE	48,715	45,407
RMBS
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	45,571	58,112
Total assets of SPE	48,741	60,469
Other asset-backed financing activities
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	27,854	32,805
Total assets of SPE	27,854	32,805
Bank | CMBS
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	37,308	30,050
Total assets of SPE	48,715	45,407
Bank | RMBS
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	45,571	58,112
Total assets of SPE	48,741	60,469
Bank | Other asset-backed financing activities
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	27,854	32,805
Total assets of SPE	27,854	32,805